EARNINGS PER SHARE (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A Common Stock:

	Three Months Ended December 31, 2020	Year Ended December 31, 2020
Numerator:
Net income (loss)	$(5,187)	$(4,474)
Less: Net loss attributable to DMSH prior to the Business Combination	—	(1,345)
Less: Net income attributable to non-controlling interests subsequent to the Business Combination	(1,798)	(877)
Net income attributable to DMS Inc.	$(3,389)	$(2,252)
Denominator:
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	32,369	32,335

Earnings per share of Class A Common Stock - basic and diluted	$(0.10)	$(0.07)